Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2022
Restatement of Previously Issued Financial Statements
Restatement of Previously Reported Balance Sheet

Note 2 — Restatement of Previously Issued Financial Statements

The Company had recognized a liability upon closing of its initial public offering in May 2021 for a portion of the underwriters’ commissions which was contingently payable upon closing of a future business combination, with the offsetting entry resulting in an initial discount to the securities sold in the initial public offering. On May 16, 2022, J.P. Morgan Securities LLC irrevocably waived its rights to the deferred underwriting commissions due under the underwriting agreement. The Company recognized the waiver as an extinguishment, with a resulting non-operating gain recognized in its statements of operations reported in in the Company’s Form 10-Qs for the quarterly periods ended June 30, 2022 and September 30, 2022 (the “Affected Quarterly Periods”). Upon subsequent review and analysis, management concluded that the Company should have recognized the portion allocated to Public Shares as an adjustment to the carrying value of the Class A common stock subject to possible redemption and the remaining balance as a gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liabilities.

Therefore, the Company’s management and the audit committee of the Company’s Board of Directors concluded that the Company’s Affected Quarterly Periods should no longer be relied upon and that it is appropriate to restate them. As such, the Company will restate its financial statements in this Form 10-K. The previously presented Affected Quarterly Period should no longer be relied upon.

Further, the Company’s management has considered the effect of the foregoing on the Company’s prior conclusions of the adequacy of its internal control over financial reporting and disclosure controls and procedures as of June 30, 2022 and September 30, 2022. As a result of the error, management has determined that a material weakness existed in the Company’s internal control over financial reporting as of the December 31, 2022. See Part II Item 9A – Controls and Procedures within this Annual Report for a description of these matters.

Impact of the Restatement

The impact of the restatement on the statements of operations, statements of changes in stockholders’ deficit and statements of cash flows for the affected period is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

Statements of Operations:

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statements of operations for the three and six months ended June 30, 2022:

	For the Three Months Ended June 30, 2022
	As Previously	Restatement
	Reported	Adjustment	As Restated
Loss from operations	$(968,952)	—	(968,952)
Other income (expenses)
Change in fair value of derivative warrant liabilities	1,605,330	—	1,605,330
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability	3,904,241	(3,724,646)	179,595
Income from investments held in Trust Account	124,764	—	124,764
Net income before income tax expenses	4,665,383	(3,724,646)	940,737
Income tax benefit	15,402	—	15,402
Net income	$4,680,785	$(3,724,646)	$956,139

Weighted average shares outstanding of common stock, basic and diluted	21,451,875	—	21,451,875
Basic and diluted net income per share, common stock	$0.22	$(0.17)	$0.04

	For the Six Months Ended June 30, 2022
	As Previously	Restatement
	Reported	Adjustment	As Restated
Loss from operations	$(1,700,860)	$—	$(1,700,860)
Other income (expenses)
Change in fair value of derivative warrant liabilities	4,296,600	—	4,296,600
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability	3,904,241	(3,724,646)	179,595
Income from investments held in Trust Account	168,792	—	168,792
Net income before income tax expenses	6,668,773	(3,724,646)	2,944,127
Income tax benefit	15,402	—	15,402
Net income	$6,684,175	$(3,724,646)	$2,959,529

Weighted average shares outstanding of common stock, basic and diluted	21,451,875	—	21,451,875
Basic and diluted net income per share, common stock	$0.31	$(0.17)	$0.14

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of operations for the nine months ended September 30, 2022 (there were no adjustments to the three months ended September 30, 2022):

	For the Nine Months Ended September 30, 2022
	As Previously	Restatement
	Reported	Adjustment	As Restated
Loss from operations	$(2,104,916)	$—	$(2,104,916)
Other income (expenses)
Change in fair value of derivative warrant liabilities	4,863,180	—	4,863,180
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability	3,904,241	(3,724,646)	179,595
Income from investments held in Trust Account	1,073,311	—	1,073,311
Net income before income tax expenses	7,735,816	(3,724,646)	4,011,170
Income tax expense	(164,076)	—	(164,076)
Net income	$7,571,740	$(3,724,646)	$3,847,094

Weighted average shares outstanding of common stock, basic and diluted	21,451,875	—	21,451,875
Basic and diluted net income per share, common stock	$0.35	$(0.17)	$0.18

Statement of Changes in Stockholders’ Deficit:

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of changes in stockholders’ deficit for the six months ended June 30, 2022:

	For the Six Months Ended June 30, 2022
	As Previously	Restatement
	Reported	Adjustment	As Restated
Adjustment for accretion of Class A common stock subject to possible redemption amount - accumulated deficit	$—	$3,724,646	$3,724,646

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of changes in stockholders’ deficit for the nine months ended September 30, 2022:

	For the Nine Months Ended September 30, 2022
	As Previously	Restatement
	Reported	Adjustment	As Restated
Adjustment for accretion of Class A common stock subject to possible redemption amount - accumulated deficit	$(582,502)	$3,724,646	$3,142,144

Statement of Cash Flows:

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the six months ended June 30, 2022:

	For the Six Months Ended June 30, 2022
	As Previously	Restatement
	Reported	Adjustment	As Restated
Net income	$6,684,175	$(3,724,646)	$2,959,529
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of derivative warrant liability	(4,296,600)	—	(4,296,600)
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability	(3,904,241)	3,724,646	(179,595)
Income from investments held in Trust Account	(168,792)	—	(168,792)
Changes in operating assets and liabilities:
Prepaid expenses	288,199	—	288,199
Prepaid expenses - related party	(13,173)	—	(13,173)
Deferred tax asset	(15,402)	—	(15,402)
Accounts payable	79,438	—	79,438
Franchise tax payable	(56,214)	—	(56,214)
Accrued expenses	940,161	—	940,161
Net cash used in operating activities	$(462,449)	$—	$(462,449)

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the nine months ended September 30, 2022:

	For the Nine Months Ended September 30, 2022
	As Previously	Restatement
	Reported	Adjustment	As Restated
Net income	$7,571,740	$(3,724,646)	$3,847,094
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of derivative warrant liability	(4,863,180)	—	(4,863,180)
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability	(3,904,241)	3,724,646	(179,595)
Income from investments held in Trust Account	(1,073,311)	—	(1,073,311)
Changes in operating assets and liabilities:
Prepaid expenses	394,156	—	394,156
Accounts payable	195,119	—	195,119
Franchise tax payable	(163,696)	—	(163,696)
Income tax payable	164,076	—	164,076
Accrued expenses	684,840	—	684,840
Net cash used in operating activities	$(994,497)	$—	$(994,497)